HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares			Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 5.0%

	ASSET MANAGEMENT — 2.4%
17,339	Gladstone Investment Corporation		7.8750	02/01/30	$ 444,399

	INSURANCE — 2.6%
20,388	Enstar Group Ltd.		7.0000	Perpetual	489,312

	TOTAL PREFERRED STOCKS (Cost $883,333)				933,711
Principal Amount ($)		Spread
	ASSET BACKED SECURITIES — 44.8%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 16.2%
500,000	Cascade Funding Mortgage Trust Series 2024-HB16 M3(a),(b)		3.0000	03/25/35	479,407
500,000	CFMT, LLC Series 2024-HB14 M3(a),(b)		3.0000	06/25/34	482,598
500,000	CFMT, LLC Series 2024-HB15 M3(a),(b)		4.0000	08/25/34	485,246
509,858	CFMT, LLC Series 2025-AB3 M4(a),(b)		4.0000	05/25/55	407,191
250,000	OLIT Series 2025-HB2 M4(a),(c)		3.0000	11/25/38	208,986
500,000	Onity Loan Investment Trust Series 2024-HB2 M3(a)		5.0000	08/25/37	490,955
500,000	Onity Loan Investment Trust Series 2025-HB1 M3(a),(b)		3.0000	06/25/38	466,240
					3,020,623
	NON AGENCY CMBS — 28.6%
600,000	BAHA Trust Series 2024-MAR D(a),(b)		9.2040	12/10/41	634,023
10,903,842	BANK Series 2017-BNK9 XA(b),(d)		0.7060	11/15/54	114,653
250,000	Capital Funding Mortgage Trust Series 2024-29 B(a),(b)	TSFR1M + 9.500%	13.2000	11/01/26	250,657
500,000	Capital Funding Mortgage Trust Series 2025-32 B(a),(b)	TSFR1M + 2.900%	12.8000	12/15/27	500,365
432,072	Capital Funding Mortgage Trust Series 2025-31 B(a),(b)	TSFR1M + 11.000%	17.1100	02/10/28	436,810
8,039,476	Citigroup Commercial Mortgage Trust Series 2018-B2 XA(b),(d)		0.6840	03/10/51	102,002
500,000	GSMS Trust Series 2024-FAIR D(a),(b)		8.2140	07/15/29	513,500
1,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(a),(b)	TSFR1M + 1.497%	5.1570	04/15/31	479,890
250,000	Morgan Stanley Capital I Trust Series 2024-BPR2 D(a),(b)		8.7520	05/05/29	252,849
500,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(a),(b)		8.7520	05/05/29	487,929
500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(a)		8.5420	05/05/29	533,816
500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(a),(b)		8.7520	05/05/29	522,791
500,000	X-Caliber Funding, LLC Series 2024-SURF A(a)		12.0000	09/25/28	504,688
					5,333,973

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TOTAL ASSET BACKED SECURITIES (Cost $8,264,702)				$ 8,354,596

	CORPORATE BONDS — 37.8%
	ASSET MANAGEMENT — 14.3%
500,000	Blue Owl Technology Finance Corporation		6.1000	03/15/28	507,731
490,000	Fidus Investment Corporation		6.7500	03/19/30	485,964
20,432	Great Elm Capital Corporation		8.1250	12/31/29	515,907
117,000	Investcorp Credit Management BDC, Inc.		4.8750	04/01/26	116,500
15,000	Nomura America Finance, LLC(b)	4*(USISOA30-USISOA02-1.00%)	2.0840	07/29/34	11,010
25,000	PennantPark Investment Corporation		4.0000	11/01/26	24,623
65,000	Saratoga Investment Corporation		4.3500	02/28/27	63,050
500,000	Stellus Capital Investment Corporation		7.2500	04/01/30	500,504
17,014	Trinity Capital, Inc.		7.8750	09/30/29	432,156
					2,657,445
	BANKING — 6.2%
15,000	Bank of Nova Scotia (The)(b)	4*(USISDA30-USISDA02-1.00%)	1.9140	05/29/34	10,725
200,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-2.00%)	0.0000	06/27/34	141,500
28,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-2.00%)	0.7079	08/28/34	19,406
104,000	Bank of Nova Scotia (The)(b)	4*(USISOA30-USISOA02-2.00%)	1.3590	09/29/34	70,024
50,000	Barclays Bank PLC(b)	4*(USISOA30-USISOA05-0.500%)	0.6040	05/31/33	31,368
30,000	Barclays Bank PLC(b)	8*(USISOA30-USISOA05-2.00%)	2.3880	07/31/34	20,173
35,000	BofA Finance, LLC(b)	10*(USISOA30-USISOA05-3.00%)	3.8450	09/30/41	22,743

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.8% (Continued)
	BANKING — 6.2% (Continued)
270,000	Citigroup, Inc.(b)	4*(USISOA30-USISOA02)	3.2570	12/23/29	$ 242,471
54,000	Lloyds Bank PLC(b)	4.250*(USISOA30-USISOA05-2.125%)	0.5180	02/22/33	33,405
23,000	Lloyds Bank PLC(b)	4*(USISOA30-USISOA02-1.00%)	2.0680	10/25/33	16,646
35,000	Lloyds Bank PLC(b)	4*(USISOA30-USISOA02-1.40%)	1.2758	11/27/33	22,397
30,000	Natixis US Medium-Term Note Program, LLC(b)	4*(USISOA30-USISOA02-1.40%)	0.8620	10/31/33	19,633
500,000	NewtekOne, Inc.(a)		8.3750	04/01/30	502,801
					1,153,292
	INSTITUTIONAL FINANCIAL SERVICES — 2.8%
20,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05)	2.5610	10/30/27	19,133
55,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-0.60%)	1.9610	01/23/28	50,218
10,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-0.60%)	1.9440	02/28/28	9,219
25,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-1.00%)	1.0240	04/30/28	22,497
50,000	Goldman Sachs Group, Inc. (The)(b)	4*(USISOA30-USISOA05-1.00%)	1.4880	05/23/28	45,130
25,000	Goldman Sachs Group, Inc. (The)(b)	4.25*(USISOA30-USISOA05)	2.4490	11/13/28	22,992
71,000	Goldman Sachs Group, Inc. (The)(b)	4.65*(USISOA30-USISOA05)	2.9580	11/27/28	63,861
25,000	Goldman Sachs Group, Inc. (The)(b)	4.65*(USISOA30-USISOA05)	2.9650	12/13/28	23,877
50,000	GS Finance Corporation(b)	3.25*(USISOA30-USISOA05)	2.3280	06/30/31	43,329
25,000	Jefferies Financial Group, Inc.(b)	8*(USISDA30-USISDA02)	6.6490	01/31/38	20,313
140,000	Jefferies Financial Group, Inc.(b)	10*(USISOA30-USISOA02-5.00%)	2.7420	06/28/41	95,900

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 37.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.8% (Continued)
15,000	Morgan Stanley(b)	4*(USISOA30-USISOA05-1.00%)	1.6380	06/28/28	$ 12,803
53,000	Morgan Stanley(b)	8*(USISOA30-USISOA02)	6.3670	07/31/30	47,965
80,000	Morgan Stanley(b)	5*(USISOA30-USISOA05)	2.8710	02/15/33	52,843
					530,080
	OIL & GAS PRODUCERS — 2.7%
500,000	W&T Offshore, Inc.(a)		10.7500	02/01/29	494,300

	SPECIALTY FINANCE — 11.8%
500,000	Equify Financial, LLC(a)		9.5000	04/30/30	500,180
500,000	MMP Capital, LLC(a)		9.5000	10/18/29	505,000
500,000	ReadyCap Holdings, LLC(a)		9.3750	03/01/28	500,681
700,000	X-Caliber Funding, LLC(a)		25.0000	10/15/26	700,000
					2,205,861
	TOTAL CORPORATE BONDS (Cost $6,943,061)				7,040,978

	NON U.S. GOVERNMENT & AGENCIES — 0.1%
	SUPRANATIONAL — 0.1%
25,000	International Bank for Reconstruction & Development Variable Rate(b)	9*(USISOA30-USISOA05-4.50%)	1.3793	07/31/34	17,382

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $18,937)				17,382

	U.S. GOVERNMENT & AGENCIES — 10.2%
	AGENCY FIXED RATE — 2.4%
500,000	Fannie Mae REMICS Series 2025-6 DL		2.0000	04/25/53	283,118
157,559	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	158,305
					441,423

HOLBROOK TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 10.2% (Continued)
	U.S. TREASURY INFLATION PROTECTED — 7.8%
1,004,094	United States Treasury Inflation Indexed Bonds	0.7500	02/15/42	$ 786,644
739,270	United States Treasury Inflation Indexed Bonds	2.1250	02/15/54	665,952
				1,452,596
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,927,469)			1,894,019

Shares
	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
318,558	First American Government Obligations Fund, Class X, 3.61% (Cost $318,558)(e)			318,558

	TOTAL INVESTMENTS - 99.6% (Cost $18,356,060)			$ 18,559,244
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			83,058
	NET ASSETS - 100.0%			$ 18,642,302

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 11,340,903 or 60.8% of net assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2026.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2026.
(d)	Interest only securities.
(e)	Rate disclosed is the seven day effective yield as of January 31, 2026.